Share Capital - Disclosure of Restricted Shares and Share Purchase Warrant Activities (Details)	12 Months Ended
	Dec. 31, 2022 Share USD ($) $ / shares	Dec. 31, 2021 Share USD ($) $ / shares
Restricted Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding - beginning of period	1,502,496	1,151,035
Granted	743,110	505,726
Vested	(804,756)	(154,265)
Forfeited	(113,666)	0
Outstanding - end of period	1,327,184	1,502,496
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding - beginning of period | $	745,307	3,137,918
Expired | $	0	(2,392,611)
Outstanding - end of period | $	745,307	745,307
Weighted average exercise price outstanding - beginning of period | $ / shares	$ 6.38	$ 8.04
Expired | $ / shares	0	8.56
Weighted average exercise price outstanding - end of period | $ / shares	$ 6.38	$ 6.38